Lease Transactions (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Leases [Abstract]
Right-of-use assets of finance leases, in consolidated balance sheets line item	Premises and equipment—net (Notes 5 and 7)	Premises and equipment—net (Notes 5 and 7)
Right-of-use assets of finance leases	¥ 16,402	¥ 12,980
Lease liabilities of finance leases, in consolidated balance sheets line item	Long-term debt (including ¥483,051 and ¥431,338 measured at fair value under the fair value option in 2022 and 2023) (Notes 7, 9, 12 and 31)	Long-term debt (including ¥483,051 and ¥431,338 measured at fair value under the fair value option in 2022 and 2023) (Notes 7, 9, 12 and 31)
Lease liabilities of finance leases	¥ 19,470	¥ 16,104
Right-of-use assets of operating leases, in consolidated balance sheets line item	Other Assets	Other Assets
Right-of-use assets of operating leases	¥ 227,112	¥ 261,803
Lease liabilities of operating leases, in consolidated balance sheets line item	Other Liabilities	Other Liabilities
Amount on balance sheet	¥ 337,391	¥ 384,183
Operating Lease, Impairment Loss	¥ 15,720	¥ 20,830